Note 11 - Fair Value Measurements (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	10 Months Ended	12 Months Ended			12 Months Ended	10 Months Ended
	Oct. 31, 2013	Dec. 31, 2011	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Selling, General and Administrative Expenses [Member] Graphic Solutions [Member]	Oct. 31, 2013 Graphic Solutions [Member]	Dec. 31, 2013 Graphic Solutions [Member]
Note 11 - Fair Value Measurements (Details) [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 4,300	$ 51,138				$ 4,300	$ 4,300
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure							3,900
Impairment of Intangible Assets (Excluding Goodwill)	$ 400	$ 46,438			$ 400	$ 400
Investment Net Asset Value (in Dollars per share)			$ 1.00	$ 1.00